CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net of offering cost		$ 1,215,162
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Interest expense from convertible bonds		350,519
Fair value change from convertible bonds		(2,860,123)
Changes in operating assets and liabilities:
Receivables from brokers, dealers and clearing organizations	$ 54,299,601	(40,320,092)	$ (579,271,721)
Payables to brokers, dealers and clearing organizations	$ 5,488,702	$ (48,235,921)	$ 164,799,238